Subsequent Events (Details) - USD ($)							1 Months Ended			3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 07, 2020	Feb. 28, 2020	Feb. 09, 2020	Jan. 15, 2020	Jan. 14, 2020	Jan. 09, 2020	Mar. 31, 2020	Jan. 31, 2020	Jul. 31, 2019	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 07, 2019
Subsequent Event [Line Items]
Proceeds from debt								$ 600,000								$ 4,000,000
Sale of common stock, number of shares									1,800,000						2,900,000
Sale of common stock									$ 180,000	$ 768,000	$ 2,850,000	$ 60,000				5,276,000
Sale of stock price per share									$ 0.10
Warrants to purchase common stock		5,000,000
Exercise price per warrant															$ 0.44
Proceeds from warrants exercised													$ 900,000
Compensation					$ 300,000
Accrued and unpaid fees															$ 413,000	$ 413,000
Convertible Debt [Member]
Subsequent Event [Line Items]
Proceeds from debt								$ 500,000
Term								5 years					5 years
Conversion price								$ 0.13
Interest rate								8.00%		8.00%			8.00%
Liquidated damages								1.00%
Maximum [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Liquidated damages								6.00%
Private Placement [Member]
Subsequent Event [Line Items]
Liquidated damages							1.00%	1.00%
Sale of common stock, number of shares							2,571,432	1,169,232
Sale of common stock							$ 900,000	$ 200,000
Sale of stock price per share							$ 0.35	$ 0.13			$ 0.35
Private Placement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Liquidated damages							6.00%	6.00%
Private Placement, Accredited Investors [Member]
Subsequent Event [Line Items]
Sale of common stock, number of shares								166,667
Sale of stock price per share								$ 0.15
Unregistered Shares [Member]
Subsequent Event [Line Items]
Sale of common stock, number of shares		1,526,426		500,000		214,000
Sale of common stock		$ 240,000		$ 75,000		$ 28,000
Warrant Amendment Agreement [Member]
Subsequent Event [Line Items]
Warrants to purchase common stock		5,000,000
Exercise price per warrant		$ 0.35
Price per share of warrants expired		$ 0.001
Proceeds from warrants exercised		$ 1,500,000
Existing Warrants [Member]
Subsequent Event [Line Items]
Warrants to purchase common stock		5,000,000
Exercise price per warrant		$ 0.74
Proceeds from warrants exercised		$ 500,000
Stock Options [Member]
Subsequent Event [Line Items]
Options granted															10,550,000
Exercise price															$ 0.33
Restricted Stock Award [Member]
Subsequent Event [Line Items]
Options granted					171,000
Expiration period					5 years
Shares granted					171,000
Nonqualified Stock Options [Member]
Subsequent Event [Line Items]
Options granted					218,000
Expiration period					5 years
Exercise price					$ 0.21
Robert Sterne [Member]
Subsequent Event [Line Items]
Accrued and unpaid fees			$ 100,000
2019 Long-Term Incentive Equity Plan [Member] | Stock Options [Member]
Subsequent Event [Line Items]
Exercise price			$ 0.31
2019 Long-Term Incentive Equity Plan [Member] | Stock Options [Member] | Share-based Compensation Award, Tranche One [Member]
Subsequent Event [Line Items]
Vesting Percentage			50.00%
2019 Long-Term Incentive Equity Plan [Member] | Stock Options [Member] | Share-based Compensation Award, Tranche Two [Member]
Subsequent Event [Line Items]
Vesting Percentage			50.00%
2019 Long-Term Incentive Equity Plan [Member] | Restricted Stock Award [Member]
Subsequent Event [Line Items]
Shares granted	20,000
2019 Long-Term Incentive Equity Plan [Member] | Nonqualified Stock Options [Member]
Subsequent Event [Line Items]
Exercise price																	$ 0.17
2019 Long-Term Incentive Equity Plan [Member] | Nonqualified Stock Options [Member] | Share-based Compensation Award, Tranche One [Member]
Subsequent Event [Line Items]
Vesting Percentage			50.00%
2019 Long-Term Incentive Equity Plan [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Shares granted			675,000
2019 Long-Term Incentive Equity Plan [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member]
Subsequent Event [Line Items]
Vesting Percentage			50.00%
2019 Long-Term Incentive Equity Plan [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member]
Subsequent Event [Line Items]
Vesting Percentage			50.00%
2019 Long-Term Incentive Equity Plan [Member] | Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Shares granted			300,000
2019 Long-Term Incentive Equity Plan [Member] | David Sorrells [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Shares granted			150,000
2019 Long-Term Incentive Equity Plan [Member] | Gregory Rawlins [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Shares granted			150,000
2019 Long-Term Incentive Equity Plan [Member] | Chief Financial Officer [Member] | Stock Options [Member]
Subsequent Event [Line Items]
Options granted			150,000
2019 Long-Term Incentive Equity Plan [Member] | Frank Newman [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Shares granted			150,000
2019 Long-Term Incentive Equity Plan [Member] | Robert Sterne [Member] | Stock Options [Member]
Subsequent Event [Line Items]
Options granted			150,000
Exercise price			$ 0.31
2019 Long-Term Incentive Equity Plan [Member] | Paul Rosenbaum [Member] | Stock Options [Member]
Subsequent Event [Line Items]
Options granted			150,000
Exercise price			$ 0.31
2019 Long-Term Incentive Equity Plan [Member] | Non Employee Directors [Member] | Stock Options [Member] | Share-based Compensation Award, Tranche One [Member]
Subsequent Event [Line Items]
Vesting Percentage			50.00%
2019 Long-Term Incentive Equity Plan [Member] | Non Employee Directors [Member] | Stock Options [Member] | Share-based Compensation Award, Tranche Two [Member]
Subsequent Event [Line Items]
Vesting Percentage			50.00%
Amended 2011 Long Term Incentive Equity Plan [Member] | Robert Sterne [Member] | Stock Options [Member]
Subsequent Event [Line Items]
Options granted			100,000
Exercise price			$ 0.31
Scenario, Forecast [Member]
Subsequent Event [Line Items]
Proceeds from debt and equity financings											$ 1,600,000			$ 2,100,000